Changes in and Reclassifications From Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in and Reclassifications From Accumulated Other Comprehensive Income	Changes in and Reclassifications From Accumulated Other Comprehensive Income
The following provides the details and changes in AOCI:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Unrealized gain or loss on AFS securities, without an ACL:
Beginning balance	$(2,622)	$(16)	$—	$1,282
Other comprehensive income (loss) before reclassifications	310	(3,710)	(21)	(301)
Reclassification adjustments	544	412	2	(47)
Income tax benefit (expense)	(179)	692	3	73
Ending balance	(1,947)	(2,622)	(16)	1,007

Gain related to discount rate for reserve for future policy benefits:
Beginning balance	859	(14)	—	—
Other comprehensive income (loss) before reclassifications	(268)	1,105	(18)	—
Income tax benefit (expense)	56	(232)	4	—
Ending balance	647	859	(14)	—

Gain related to credit risk for market risk benefits:
Beginning balance	131	35	—	—
Other comprehensive income (loss) before reclassifications	(168)	121	44	—
Income tax benefit (expense)	35	(25)	(9)	—
Ending balance	(2)	131	35	—

Unrealized gain (loss) on cash flow hedges:
Beginning balance	(27)	—	—	(1)
Other comprehensive income (loss) before reclassifications	5	(34)	—	—
Reclassification adjustments	—	—	—	1
Income tax benefit (expense)	(1)	7	—	—
Ending balance	(23)	(27)	—	—

Accumulated other comprehensive income (loss):
Beginning balance	(1,659)	5	—	1,281
Other comprehensive income (loss) before reclassifications	(121)	(2,518)	5	(301)
Reclassification adjustments	544	412	2	(46)
Income tax benefit (expense)	(89)	442	(2)	73
Ending balance	$(1,325)	$(1,659)	$5	$1,007